Consolidated Balance Sheet - CAD ($) $ in Millions		Apr. 30, 2025	Oct. 31, 2024
Assets
Cash and Cash Equivalents		$ 65,362	$ 65,098
Interest Bearing Deposits with Banks		3,215	3,640
Securities (Note 2)
Trading		173,889	168,926
Fair value through profit or loss		19,929	19,064
Fair value through other comprehensive income	[1]	105,938	93,702
Debt securities at amortized cost	[2]	100,269	115,188
Securities, net		400,025	396,880
Securities Borrowed or Purchased Under Resale Agreements		119,487	110,907
Loans (Note 3)
Residential mortgages		193,814	191,080
Consumer instalment and other personal		92,146	92,687
Credit cards		13,221	13,612
Business and government		381,483	384,993
Loans gross of allowance for loan losses		680,664	682,372
Allowance for credit losses (Note 3)		(4,960)	(4,356)
Loans,net		675,704	678,016
Other Assets
Derivative instruments		49,726	47,253
Customers' liability under acceptances		438	359
Premises and equipment		6,161	6,249
Goodwill		16,630	16,774
Intangible assets		4,824	4,925
Current tax assets		1,620	2,219
Deferred tax assets		2,641	3,024
Receivable from brokers, dealers and clients		48,401	31,916
Other		46,035	42,387
Other assets		176,476	155,106
Total Assets		1,440,269	1,409,647
Liabilities and Equity
Deposits (Note 4)		958,267	982,440
Other Liabilities
Derivative instruments		57,727	58,303
Acceptances		438	359
Securities sold but not yet purchased		53,422	35,030
Securities lent or sold under repurchase agreements		118,949	110,791
Securitization and structured entities' liabilities		51,936	40,164
Insurance-related liabilities (Note 5)		19,338	18,770
Payable to brokers, dealers and clients		48,732	34,407
Other		35,887	36,720
Other liabilities		386,429	334,544
Subordinated Debt (Note 4)		9,740	8,377
Total Liabilities		1,354,436	1,325,361
Equity
Contributed surplus		367	354
Retained earnings		47,158	46,469
Accumulated other comprehensive income		6,753	5,419
Total shareholders' equity		85,795	84,250
Non-controlling interest in subsidiaries (Note 6)		38	36
Total Equity		85,833	84,286
Total Liabilities and Equity		1,440,269	1,409,647
Preferred shares and other equity instruments (Note 6) [member]
Equity
Issued capital		7,787	8,087
Total Equity		7,787	8,087
Common shares (Note 6) [member]
Equity
Issued capital		23,730	23,921
Total Equity		$ 23,730	$ 23,921

[1]	Amounts are net of ACL of $5 million ($4 million as at October 31, 2024).
[2]	Amounts are net of ACL of $3 million ($3 million as at October 31, 2024).